CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 2,902,088	$ 1,673,998	$ 1,003,464	$ 1,489,292	$ 356,620	$ 225,412	$ 200,354	$ 100,266	$ 7,068,842	$ 882,652
Cost of revenue	(2,743,740)	(1,645,781)	(669,352)	(347,342)	(139,388)	(90,477)	(217,916)	(66,037)	(5,406,216)	(513,818)
Gross profit	158,348	28,217	334,112	1,141,950	217,232	134,935	(17,562)	34,229	1,662,626	368,834
Income from grants	197,420	507,606	85,727	38,453	47,646	16,076	54,828	88,278	829,207	206,828
Research and development expenses	(1,979,491)	(893,215)	(638,753)	(29,082)	(21,265)	(37,640)	0	(43,633)	(3,540,540)	(102,538)
Administrative and selling expenses	(14,318,499)	(13,040,649)	(6,595,735)	(7,921,858)	(1,905,793)	(886,629)	(444,129)	(310,305)	(41,876,741)	(3,546,856)
Amortization of intangible assets	(717,383)	(309,734)	29,047	(186,760)					(1,184,830)	0
Operating loss	(16,659,605)	(13,707,775)	(6,785,602)	(6,957,297)	(1,662,180)	(773,258)	(406,863)	(231,431)	(44,110,278)	(3,073,732)
Fair value change of warrant liability	6,909,723	2,421,874	3,645,835	9,765,625					22,743,057	0
Finance income / (expenses), net	(24,600)	(13,542)	(3,139)	(10,280)	(793)	(1,712)	(514)	(2,523)	(51,561)	(5,542)
Foreign exchange losses, net	(40,567)	(15,256)	(10,839)	23,955	512	(8,005)	8	(18,587)	(42,708)	(26,072)
Other income (expenses), net	(62,508)	(15,960)	10,435	83,671	(40,544)	31,058	98,351	(104,561)	15,638	(15,696)
(Loss) income before income taxes	(9,877,557)	(11,330,659)	(3,143,310)	2,905,674	(1,703,005)	(751,917)	(309,018)	(357,102)	(21,445,852)	(3,121,042)
Income taxes	871,575	50,935	0	0	0	3,101	(3,101)	0	922,510	0
Net (loss) income	$ (9,005,982)	$ (11,279,724)	$ (3,143,310)	$ 2,905,674	$ (1,703,005)	$ (748,816)	$ (312,119)	$ (357,102)	$ (20,523,342)	$ (3,121,042)
Net loss per share
Basic loss per share (in dollars per share)	$ (0.18)	$ (0.23)	$ (0.07)	$ 0.08	$ (0.07)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.45)	$ (0.15)
Basic weighted average number of shares (in shares)	51,253,591	48,325,164	46,126,490	37,769,554	25,033,398	23,182,817	18,736,370	14,979,803	45,814,868	20,518,894
Diluted loss per share (in dollars per share)	$ (0.18)	$ (0.23)	$ (0.07)	$ 0.07	$ (0.07)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.45)	$ (0.15)
Diluted weighted average number of shares (in shares)	51,253,591	48,325,164	46,126,490	40,987,346	25,033,398	23,182,817	18,736,370	14,979,803	45,814,868	20,518,894